Expense Example - American Century ETF Trust - American Century Emerging Markets Insights ETF - American Century Emerging Markets Insights ETF Class	Sep. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189